Investments in Associates - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2015 CAD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Innova Gaming Group Inc
Disclosure Of Significant Investments In Associates [Line Items]
Net proceeds of initial public offering	$ 34.1
Ownership percentage in associates				40.00%
Name of associate			Innova
Description of nature of entity's relationship with associate			The Innova Offering resulted in the Corporation receiving aggregate net proceeds of approximately CDN$34.1 million and maintaining ownership of approximately 40% of the issued and outstanding common shares of Innova.
Innova Gaming Group Inc | Assets Reclassified As Held for Sale
Disclosure Of Significant Investments In Associates [Line Items]
Impairment loss recognised				$ 4,210
Mediarex Enterprises Limited
Disclosure Of Significant Investments In Associates [Line Items]
Ownership percentage in associates			21.13%
Impairment loss recognised			$ 2,570
Diamond Game Enterprises
Disclosure Of Significant Investments In Associates [Line Items]
Payments for business acquisition		$ 25,000